Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss	$ 547	$ 981
Pension Benefits [Member] | Regulatory Assets [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss (gain)	55	84
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss	(130)	36
Post-Retirement and Post-Employment Benefits [Member] | Regulatory Assets [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss (gain)	$ (1)	$ 2